Other (Expense) Income, Net	6 Months Ended
Mar. 31, 2026
Other (Expense) Income, Net [Abstract]
OTHER (EXPENSE) INCOME, NET	NOTE 10 – OTHER (EXPENSE) INCOME, NET
	For the six months ended March 31,
	2025	2026
Foreign exchange (loss) gain	(239,574)	151,568
Government grant income	-	96,154
Total	$(239,574)	$247,722